UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


CrossingBridge Low Duration High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
  GORDON POINTE ACQUISITION CORP                                                             Agenda Number:  935055524
--------------------------------------------------------------------------------------------------------------------------
        Security:  382788107
    Meeting Type:  Special
    Meeting Date:  26-Jul-2019
          Ticker:  GPAQ
            ISIN:  US3827881075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation to extend the date by
       which the Company must consummate a
       business combination from July 30, 2019 to
       October 31, 2019, plus an option for the
       Company to further extend such date up to
       three times, each by an additional 30 days.

2.     Trust Amendment: Proposal to amend the                    Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of January 24, 2018, between the
       Company and Continental Stock Transfer &
       Trust Company ("Continental"), to extend
       the date on which Continental must
       liquidate the Trust Account established in
       connection with the Company's initial
       public offering if the Company has not
       completed a business combination from July
       30, 2019 to October 31, 2019, plus an
       option for the Company to further extend
       such date up to three times, each by an
       additional 30 days.




--------------------------------------------------------------------------------------------------------------------------
  GORDON POINTE ACQUISITION CORP                                                             Agenda Number:  935120799
--------------------------------------------------------------------------------------------------------------------------
        Security:  382788107
    Meeting Type:  Special
    Meeting Date:  24-Jan-2020
          Ticker:  GPAQ
            ISIN:  US3827881075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation, as previously amended, to
       extend the date by which the Company must
       consummate a business combination from
       January 29, 2020 to February 29, 2020, plus
       an option for the Company to further extend
       such date for an additional 30 days.

2.     Trust Amendment: Proposal to amend the                    Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of January 24, 2018, between the
       Company and Continental Stock Transfer &
       Trust Company ("Continental"), to extend
       the date on which Continental must
       liquidate the Trust Account established in
       connection with the Company's initial
       public offering if the Company has not
       completed a business combination from
       January 29, 2020 to February 29, 2020, plus
       an option for the Company to further extend
       such date for an additional 30 days.




--------------------------------------------------------------------------------------------------------------------------
  GORDON POINTE ACQUISITION CORP                                                             Agenda Number:  935135966
--------------------------------------------------------------------------------------------------------------------------
        Security:  382788107
    Meeting Type:  Special
    Meeting Date:  25-Mar-2020
          Ticker:  GPAQ
            ISIN:  US3827881075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          Against                        Against
       approve an Agreement and Plan of Merger,
       (a) GPAQ Acquiror Merger Sub, Inc.
       ("Acquiror Merger Sub"), a wholly owned
       subsidiary of GPAQ Acquisition Holdings,
       Inc., a Delaware corporation and
       wholly-owned subsidiary of GPAQ
       ("Holdings"), will be merged with and into
       GPAQ, with GPAQ continuing as the surviving
       entity and a wholly-owned subsidiary of
       Holdings, and (b) GPAQ Company Merger Sub,
       LLC, a wholly-owned subsidiary of Holdings
       ("Company Merger sub") will be merged with
       and into HOF Village Newco, LLC

2.     Changing the name of Holdings to "Hall of                 Mgmt          Against                        Against
       Fame Resort & Entertainment Company".

3.     Having a single class of common stock and                 Mgmt          Against                        Against
       an authorized 100,000,000 shares of common
       stock.

4.     Fixing the number of directors of Holdings                Mgmt          Against                        Against
       at eleven, subject to change by resolution
       adopted by the affirmative vote of at least
       a majority of the board of directors then
       in office.

5.     Dividing the board of directors of Holdings               Mgmt          Against                        Against
       into three classes with staggered
       three-year terms.

6.     Providing that the Court of Chancery of the               Mgmt          Against                        Against
       State of Delaware or, if such court does
       not have subject matter jurisdiction
       thereof, another state or federal court
       located within the State of Delaware, shall
       be the exclusive forum for certain actions
       and claims.

7.     Removing various provisions applicable only               Mgmt          Against                        Against
       to special purpose acquisition corporations
       contained in GPAQ's current amended and
       restated certificate of incorporation (such
       as the obligation to dissolve and liquidate
       if a business combination is not
       consummated in a certain period of time).

8.     Conditioned upon the approval of Proposals                Mgmt          Against                        Against
       No. 2 through 7, a proposal to approve the
       proposed Amended and Restated Certificate
       of Incorporation of Holdings as a whole,
       which includes the approval of all other
       changes in the proposed Amended and
       Restated Certificate of Incorporation as of
       the closing of the business combination.

9.     The Incentive Plan Proposal -To approve and               Mgmt          Against                        Against
       adopt the GPAQ Acquisition Holdings, Inc.
       2020 Omnibus Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 AMCI ACQUISITON CORP.                                                                       Agenda Number:  935112261
--------------------------------------------------------------------------------------------------------------------------
        Security:  00165R101
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2019
          Ticker:  AMCI
            ISIN:  US00165R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Jason Grant                                               Mgmt          For                            For

2      Ratification of the selection by the audit                Mgmt          For                            For
       committee of Marcum LLP to serve as our
       independent registered public accounting
       firm for the year ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 BLACK RIDGE ACQUISITION CORP.                                                               Agenda Number:  935058316
--------------------------------------------------------------------------------------------------------------------------
        Security:  09216T107
    Meeting Type:  Special
    Meeting Date:  09-Jul-2019
          Ticker:  BRAC
            ISIN:  US09216T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension of Corporate Life: Amend the                    Mgmt          Against                        Against
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to August 10, 2019.




--------------------------------------------------------------------------------------------------------------------------
 BLACK RIDGE ACQUISITION CORP.                                                               Agenda Number:  935053455
--------------------------------------------------------------------------------------------------------------------------
        Security:  09216T107
    Meeting Type:  Special
    Meeting Date:  09-Aug-2019
          Ticker:  BRAC
            ISIN:  US09216T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          Against                        Against
       approve and adopt the Agreement and Plan of
       Reorganization, dated as of December 19,
       2018, and to approve the transactions
       contemplated thereby.

2a.    To approve amendments to the amended and                  Mgmt          Against                        Against
       restated certificate of incorporation of
       BRAC, effective following the business
       combination, to: change the name of BRAC
       from "Black Ridge Acquisition Corp." to
       "Allied Esports Entertainment, Inc."

2b.    To approve amendments to the amended and                  Mgmt          Against                        Against
       restated certificate of incorporation of
       BRAC, effective following the business
       combination, to: increase the number of
       authorized shares of BRAC Common Stock.

2c.    To approve amendments to the amended and                  Mgmt          Against                        Against
       restated certificate of incorporation of
       BRAC, effective following the business
       combination, to: remove provisions that
       will no longer be applicable to BRAC after
       the business combination.

3a.    To Elect the following Class A Director to                Mgmt          Against                        Against
       serve until 2020 annual meeting: Ken
       DeCubellis

3b.    To Elect the following Class A Director to                Mgmt          Against                        Against
       serve until 2020 annual meeting: Lyle
       Berman

3c.    To Elect the following Class A Director to                Mgmt          Against                        Against
       serve until 2020 annual meeting: Benjamin
       Oehler

3d.    To Elect the following Class B Director to                Mgmt          Against                        Against
       serve until 2021 annual meeting: Dr. Kan
       Hee Anthony Tyen

3e.    To Elect the following Class B Director to                Mgmt          Against                        Against
       serve until 2021 annual meeting: Ho min Kim

3f.    To Elect the following Class B Director to                Mgmt          Against                        Against
       serve until 2021 annual meeting: Bradley
       Berman

3g.    To Elect the following Class B Director to                Mgmt          Against                        Against
       serve until 2021 annual meeting: Joseph
       Lahti

3h.    To Elect the following Class C Director to                Mgmt          Against                        Against
       serve until 2022 annual meeting: Frank Ng

3i.    To Elect the following Class C Director to                Mgmt          Against                        Against
       serve until 2022 annual meeting: Eric Yang

3j.    To Elect the following Class C Director to                Mgmt          Against                        Against
       serve until 2022 annual meeting: Adam
       Pliska

3k.    To Elect the following Class C Director to                Mgmt          Against                        Against
       serve until 2022 annual meeting: Maya
       Rogers

4.     To approve an equity incentive plan to be                 Mgmt          Against                        Against
       effective upon consummation of the business
       combination.

5.     To adjourn the annual meeting to a later                  Mgmt          Against                        Against
       date or dates if determined by the officer
       presiding over the meeting.




--------------------------------------------------------------------------------------------------------------------------
 CAPITOL INVESTMENT CORP. IV                                                                 Agenda Number:  935057631
--------------------------------------------------------------------------------------------------------------------------
        Security:  G18920101
    Meeting Type:  Special
    Meeting Date:  16-Jul-2019
          Ticker:  CIC
            ISIN:  KYG189201018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    The domestication of Capitol Investment                   Mgmt          Against                        Against
       Corp. IV ("Capitol") in Delaware.

1b.    The approval and adoption of the Agreement                Mgmt          Against                        Against
       and Plan of Merger, dated as of April 7,
       2019.

2a.    To approve the following material                         Mgmt          Against                        Against
       differences between the constitutional
       documents of Capitol that will be in effect
       upon the closing of the transactions and
       Capitol's current amended and restated
       memorandum and articles of association: The
       name of the new public entity will be
       "Nesco Holdings, Inc " as opposed to
       "Capitol Investment Corp. IV".

2b.    To approve the following material                         Mgmt          Against                        Against
       differences between the constitutional
       documents of Capitol that will be in effect
       upon the closing of the transactions and
       Capitol's current amended and restated
       memorandum and articles of association:
       Capitol will have 250,000,000 authorized
       shares of common stock and 5,000,000
       authorized shares of preferred stock, as
       opposed to Capitol having 400,000,000
       authorized Class A ordinary shares,
       50,000,000 authorized Class B ordinary
       shares, and 1,000,000 authorized preference
       shares.

2c.    To approve the following material                         Mgmt          Against                        Against
       differences between the constitutional
       documents of Capitol that will be in effect
       upon the closing of the transactions and
       Capitol's current amended and restated
       memorandum and articles of association: The
       restatement of Capitol's amended and
       restated memorandum and articles of
       association into a certificate of
       incorporation and bylaws.

3a.    Election of Class A Director (to serve                    Mgmt          Abstain                        Against
       until 2020 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal): Lee
       Jacobson

3b.    Election of Class A Director (to serve                    Mgmt          Abstain                        Against
       until 2020 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal): L.
       Dyson Dryden

3c.    Election of Class B Director (to serve                    Mgmt          Abstain                        Against
       until 2021 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal):
       Jeffrey Stoops

3d.    Election of Class B Director (to serve                    Mgmt          Abstain                        Against
       until 2021 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal):
       Rahman D'Argenio

3e.    Election of Class C Director (to serve                    Mgmt          Abstain                        Against
       until 2022 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal): Mark
       D. Ein

3f.    Election of Class C Director (to serve                    Mgmt          Abstain                        Against
       until 2022 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal): Doug
       Kimmelman

3g.    Election of Class C Director (to serve                    Mgmt          Abstain                        Against
       until 2022 annual meeting or until their
       successors are elected and qualified or
       their earlier resignation or removal):
       William Plummer

4.     To approve the adoption of the 2019 Omnibus               Mgmt          Against                        Against
       Incentive Plan.

5.     To adjourn the general meeting to a later                 Mgmt          Against                        Against
       date or dates, if necessary, if Captiol is
       unable to consummate the mergers for any
       reason.




--------------------------------------------------------------------------------------------------------------------------
 CATENA MEDIA PLC                                                                            Agenda Number:  712476779
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1R6QCAB1
    Meeting Type:  OTH
    Meeting Date:  07-May-2020
          Ticker:
            ISIN:  SE0010832154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AN ABSTAIN VOTE CAN HAVE THE SAME EFFECT AS               Non-Voting
       AN AGAINST VOTE IF THE MEETING REQUIRES
       APPROVAL FROM THE MAJORITY OF PARTICIPANTS
       TO PASS A RESOLUTION

CMMT   MARKET RULES REQUIRE DISCLOSURE OF                        Non-Voting
       BENEFICIAL OWNER INFORMATION FOR ALL VOTED
       ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE
       BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE
       THE BREAKDOWN OF EACH BENEFICIAL OWNER
       NAME, ADDRESS AND SHARE POSITION TO YOUR
       CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR
       VOTE TO BE LODGED

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A                Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
       (POA) IS REQUIRED IN ORDER TO LODGE AND
       EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
       MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
       INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE

CMMT   PLEASE NOTE THAT THIS IS A WRITTEN CONSENT,               Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR
       THIS COMPANY. THEREFORE, IF YOU WISH TO
       VOTE, YOU MUST RETURN YOUR INSTRUCTIONS BY
       THE INDICATED CUTOFF DATE. THANK YOU

1      APPROVAL OF REQUEST PROPOSED AMENDMENTS TO                Mgmt          For                            For
       THE TERMS AND CONDITIONS

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Jennifer J. McPeek                                        Mgmt          For                            For
       C. David Myers                                            Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       P. Kelly Tompkins                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V328
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FXFXX
            ISIN:  US31846V3289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          For                            For
       Mark E. Gaumond                                           Mgmt          For                            For
       Roger A. Gibson                                           Mgmt          For                            For
       Jennifer J. McPeek                                        Mgmt          For                            For
       C. David Myers                                            Mgmt          For                            For
       Richard K. Riederer                                       Mgmt          For                            For
       P. Kelly Tompkins                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GORDON POINTE ACQUISITION CORP                                                              Agenda Number:  935145082
--------------------------------------------------------------------------------------------------------------------------
        Security:  382788107
    Meeting Type:  Special
    Meeting Date:  30-Mar-2020
          Ticker:  GPAQ
            ISIN:  US3827881075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          Against                        Against
       Company's Amended and Restated Certificate
       of Incorporation, as previously amended, to
       extend the date by which the Company must
       consummate a business combination for
       forty-five (45) days from March 30, 2020 to
       May 14, 2020.

2.     Trust Amendment: Proposal to amend the                    Mgmt          Against                        Against
       Investment Management Trust Agreement,
       dated as of January 24, 2018, as amended,
       between the Company and Continental Stock
       Transfer & Trust Company ("Continental"),
       to extend the date on which Continental
       must liquidate the Trust Account
       established in connection with the
       Company's initial public offering if the
       Company has not completed a business
       combination for forty-five (45) days from
       March 30, 2020 to May 14, 2020.




--------------------------------------------------------------------------------------------------------------------------
 GORDON POINTE ACQUISITION CORP                                                              Agenda Number:  935201614
--------------------------------------------------------------------------------------------------------------------------
        Security:  382788107
    Meeting Type:  Special
    Meeting Date:  14-May-2020
          Ticker:  GPAQ
            ISIN:  US3827881075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Extension Amendment: Proposal to amend the                Mgmt          Against                        Against
       Company's Amended and Restated Certificate
       of Incorporation, as previously amended, to
       extend the date by which the Company must
       consummate a business combination from May
       14, 2020 to June 15, 2020, plus an option
       for the Company to further extend such date
       for an additional 30 days to July 15, 2020.

2      Trust Amendment: Proposal to amend the                    Mgmt          Against                        Against
       Investment Management Trust Agreement,
       dated as of January 24, 2018, as amended,
       between the Company and Continental Stock
       Transfer & Trust Company ("Continental"),
       to extend the date on which Continental
       must liquidate the Trust Account
       established in connection with the
       Company's initial public offering if the
       Company has not completed a business
       combination from May 14, 2020 to June 15,
       2020, plus an option for the Company to
       further extend for an additional 30 days to
       July 15, 2020.




--------------------------------------------------------------------------------------------------------------------------
 GORDON POINTE ACQUISITION CORP                                                              Agenda Number:  935186862
--------------------------------------------------------------------------------------------------------------------------
        Security:  382788107
    Meeting Type:  Special
    Meeting Date:  15-Jun-2020
          Ticker:  GPAQ
            ISIN:  US3827881075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          Against                        Against
       approve an Agreement and Plan of Merger,
       dated as of September 16, 2019 (as amended
       on November 6, 2019 and March 10, 2020, the
       "Merger Agreement")

2.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Changing the name of Holdings to "Hall of
       Fame Resort & Entertainment Company"

3.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Having a single class of common stock and
       an authorized 100,000,000 shares of common
       stock

4.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Fixing the number of directors of Holdings
       at eleven, subject to change by resolution
       adopted by the affirmative vote of at least
       a majority of the board of directors then
       in office

5.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Dividing the board of directors of Holdings
       into three classes with staggered three-
       year terms

6.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Providing that the Court of Chancery of the
       State of Delaware or, if such court does
       not have subject matter jurisdiction
       thereof, another state or federal court
       located within the State of Delaware, shall
       be the exclusive forum for certain actions
       and claims

7.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Removing various provisions applicable only
       to special purpose acquisition corporations
       contained in GPAQ's current amended and
       restated certificate of incorporation (such
       as the obligation to dissolve and liquidate
       if a business combination is not
       consummated in a certain period of time).

8.     The Charter Amendments Proposals - To                     Mgmt          Against                        Against
       approve the following material differences
       from the proposed Amended and Restated
       Certificate of Incorporation of Holdings:
       Conditioned upon the approval of Proposals
       No. 2 through 7, a proposal to approve the
       proposed Amended and Restated Certificate
       of Incorporation of Holdings as a whole,
       which includes the approval of all other
       changes in the proposed Amended and
       Restated Certificate of Incorporation as of
       the closing of the business combination.

9.     The Incentive Plan Proposal - To approve                  Mgmt          Against                        Against
       and adopt the GPAQ Acquisition Holdings,
       Inc. 2020 Omnibus Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 MPC CONTAINER SHIPS INVEST B.V.                                                             Agenda Number:  711336025
--------------------------------------------------------------------------------------------------------------------------
        Security:  R4S03TAA4
    Meeting Type:  BOND
    Meeting Date:  05-Jul-2019
          Ticker:
            ISIN:  NO0010805872
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      APPROVAL OF THE SUMMONS                                   Mgmt          Against                        Against

2      APPROVAL OF THE AGENDA                                    Mgmt          Against                        Against

3      ELECTION OF TWO PERSONS TO CO-SIGN THE                    Mgmt          For                            For
       MINUTES TOGETHER WITH THE CHAIRMAN

4      REQUEST FOR ADOPTION OF THE PROPOSAL                      Mgmt          Against                        Against

CMMT   24 JUN 2019: PLEASE NOTE THAT THERE IS A                  Non-Voting
       MINIMUM TO VOTE: 200000 AND MULTIPLE:
       100000.

CMMT   24 JUN 2019: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MUDRICK CAPITAL ACQUISITION CORPORATION                                                     Agenda Number:  935114556
--------------------------------------------------------------------------------------------------------------------------
        Security:  624745105
    Meeting Type:  Annual
    Meeting Date:  19-Dec-2019
          Ticker:  MUDS
            ISIN:  US6247451056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Director: Dennis                      Mgmt          Abstain                        Against
       Stogsdill

2.     Ratification of the selection by the audit                Mgmt          Against                        Against
       committee of WithumSmith+Brown, PC to serve
       as our independent registered public
       accounting firm for the year ending
       December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 MUDRICK CAPITAL ACQUISITION CORPORATION                                                     Agenda Number:  935127046
--------------------------------------------------------------------------------------------------------------------------
        Security:  624745105
    Meeting Type:  Special
    Meeting Date:  10-Feb-2020
          Ticker:  MUDS
            ISIN:  US6247451056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of an amendment to the Company's                 Mgmt          Against                        Against
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional six months, from February 12,
       2020 (the "Current Termination Date") to
       August 12, 2020 (the "Extended Termination
       Date").




--------------------------------------------------------------------------------------------------------------------------
 PURE ACQUISITION CORP.                                                                      Agenda Number:  935084183
--------------------------------------------------------------------------------------------------------------------------
        Security:  74621Q106
    Meeting Type:  Annual
    Meeting Date:  10-Oct-2019
          Ticker:  PACQ
            ISIN:  US74621Q1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Proposal - To amend the                     Mgmt          Against                        Against
       Company's second amended and restated
       certificate of incorporation to extend the
       date by which the Company has to consummate
       a business combination from October 17,
       2019 to February 21, 2020.

2)     The Election of Director - To elect Jared                 Mgmt          Against                        Against
       S. Sturdivant to serve as the Class A
       director on the Company's Board of
       Directors until the 2022 annual meeting of
       stockholders or until his successor is
       elected and qualified.

3)     The Auditor Proposal - To ratify the                      Mgmt          Against                        Against
       selection by the Company's audit committee
       of WithumSmith+Brown, PC to serve as the
       Company's independent registered public
       accounting firm for the year ending
       December 31, 2019.

4)     The Adjournment Proposal - to approve the                 Mgmt          Against                        Against
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 TWELVE SEAS INVESTMENT COMPANY                                                              Agenda Number:  935110724
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9145A107
    Meeting Type:  Special
    Meeting Date:  19-Dec-2019
          Ticker:  BROG
            ISIN:  KYG9145A1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - To                    Mgmt          Against                        Against
       consider and vote upon a proposal to
       approve and adopt the Business Combination
       Agreement, dated as of April 15, 2019 (as
       may be amended), by and among Twelve Seas
       Investment Company, Brooge Holdings
       Limited, Brooge Merger Sub, Brooge Petrolum
       And Gas Investment Company FZE and the
       other parties thereto, and the transactions
       contemplated thereby (the "Business
       Combination").

2)     The Merger Proposal - To consider and vote                Mgmt          Against                        Against
       upon a proposal to approve the merger of
       Twelve Seas Investment Company with Brooge
       Merger Sub Limited.

3)     The Share Issuance Proposal - To consider                 Mgmt          Against                        Against
       and vote upon a proposal, if necessary, to
       approve, for purposes of complying with
       applicable NASDAQ Stock Market LLC listing
       rules, the issuance of more than 20% of the
       issued and outstanding ordinary shares of
       Twelve Seas Investment Company in financing
       transactions in connection with the
       Business Combination.

4)     The Adjournment Proposal - To consider and                Mgmt          Against                        Against
       vote upon a proposal to adjourn the
       Extraordinary General Meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the meeting, there are not
       sufficient votes to approve the Business
       Combination Proposal, the Merger Proposal
       and the Share Issuance Proposal, as
       applicable.


CrossingBridge Long/Short Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have  any securities that were subject to a vote during the reporting period.

* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/19/2020